Provisions - Summary of Changes in Greenhouse Gas Emissions Rights (Details) - 3rd planned period [Member] ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩) kT
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	36,069	[1]
Purchase (Sell) | kT	3,210
Government submission | kT	(15,437)
Carry Forward (Borrowing) | kT	286
ETC | kT	0
Quantity Ending | kT	24,128
Balance Beginning | ₩	₩ 131,969	[1]
Purchase (Sell) | ₩	310,828
Government submission | ₩	(93,695)
Carry Forward (Borrowing) | ₩	43,659
ETC | ₩	(45,258)
Balance Ending | ₩	₩ 347,503
Period 2023 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	14,829	[1]
Purchase (Sell) | kT	1,536
Government submission | kT	(14,780)
Carry Forward (Borrowing) | kT	(1,585)
ETC | kT	0
Quantity Ending | kT	0
Balance Beginning | ₩	₩ 25,128	[1]
Purchase (Sell) | ₩	135,837
Government submission | ₩	(39,968)
Carry Forward (Borrowing) | ₩	(129,188)
ETC | ₩	8,191
Balance Ending | ₩	₩ 0
Period 2024 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	11,952	[1]
Purchase (Sell) | kT	1,674
Government submission | kT	(657)
Carry Forward (Borrowing) | kT	1,043
ETC | kT	0
Quantity Ending | kT	14,012
Balance Beginning | ₩	₩ 99,968	[1]
Purchase (Sell) | ₩	174,991
Government submission | ₩	(53,727)
Carry Forward (Borrowing) | ₩	44,430
ETC | ₩	(53,693)
Balance Ending | ₩	₩ 211,969
Period 2025 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	9,288	[1]
Purchase (Sell) | kT	0
Government submission | kT	0
Carry Forward (Borrowing) | kT	828
ETC | kT	0
Quantity Ending | kT	10,116
Balance Beginning | ₩	₩ 6,873	[1]
Purchase (Sell) | ₩	0
Government submission | ₩	0
Carry Forward (Borrowing) | ₩	128,417
ETC | ₩	244
Balance Ending | ₩	₩ 135,534

[1]	Changes in emission rights due to allowances additionally allocated or cancelled are reflected.